Related and Interested Parties	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Related and Interested Parties
Note 18 – Related and Interested Parties

A.	Balances with related parties

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands

Related companies receivables	-	-	87
Trade and other payables	261	117	52

B.	Expense amounts with respect to related parties

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
	USD thousands	USD thousands	USD thousands
General and administrative expenses
Salaries, wages and related expenses	588	316	89
Legal and professional services	301	281	58
Share-based payments	777	488	-

Research & Development expenses
Salaries, wages and related	338	121	-
Share-based payments	66	64	15

1.
Key Management Personnel

The Company recognizes four key management personnel as related parties, namely Mr. Sharon Fima – former Chief Executive Officer (CEO), served as CEO un until January 24 2022, Mr. Omri Schanin - Deputy CEO,  Mr. Guy Hefer – Chief Financial Officer (CFO) and Mr. Dan Kozlovski – Chief Technologies Officer (CTO), who served as Vice President of Research and Development (VP R&D) until February 2022.

Mr. Sharon Fima, the previous CEO and CTO, who also served as a director, was employed by the Company (including MeaTech Ltd. prior to the merger described in Note 1A above) between September 1, 2019 and January 24, 2022. Until July 2021, Mr. Fima was entitled to a gross annual salary of NIS 0.5 million (USD 0.1 million) plus generally accepted social benefit contributions for senior executives and the use of a company car, including a related tax gross-up. Commencing August 1, 2021, Mr. Fima was entitled to an annual gross salary of NIS 0.6 million (USD 0.2 million). Mr. Fima also received options valued at NIS 0.2 million (USD 0.1 million) to be recognized over three-year vesting period commencing March 2020, some of which were forfeited subsequent to the balance sheet date following the CEO replacement.

The Deputy CEO, who also served as a director until January 2022, has been employed by the Company (including MeaTech Ltd. prior to the merger described in Note 1A above) since September 1, 2019. Mr. Schanin was entitled to a gross annual salary of NIS 0.4 million (USD 0.1 million) plus generally accepted social benefit contributions for senior executives. Commencing August 1, 2021, Mr. Schanin is entitled to an annual gross salary of NIS 0.5 million (USD 0.2 million). Mr. Schanin also received options valued at an aggregate of NIS 0.8 million (USD 0.25 million) to be recognized over three-year vesting periods commencing August 2021.

The CFO, has been employed by the Company since October 18, 2020. Mr. Hefer was entitled to a gross annual salary of NIS 0.4 million (USD 0.1) plus generally accepted social benefit contributions for senior executives. Commencing August 1, 2021, Mr. Hefer is entitled to an annual gross salary of NIS 0.5 million (USD 0.2 million). Mr. Hefer also received options valued at an aggregate of NIS 0.75 million (USD 0.23 million) to be recognized over three-year vesting periods commencing in 2021.

The CTO (previously VP R&D), has been employed by the Company (including MeaTech Ltd. prior to the merger described in Note 1A above) since December 5, 2019. Mr. Kozlovski was entitled to a gross annual salary of NIS 0.4 million (USD 0.1 million) plus generally accepted social benefit contributions for senior executives. Commencing August 1, 2021, Mr. Kozlovski is entitled to an annual gross salary of NIS 0.5 million (USD 0.2 million). Mr. Kozlovski also received options valued at of NIS 0.07 million (USD 0.02 million)to be recognized over three-year vesting period commencing in 2019.

2.	Directors

Mr. Steve H. Lavin served as active chairman of the Company's Board of Directors between May 2020 and January 2022, and he was entitled to an annual compensation of USD 0.2 million as well as share-based compensation.

Mr. Danny Ayalon served as director between May 2020 and January 2022, and was entitled to an annual compensation of USD 0.03 million as well as share-based compensation.

Additional non-executive directors were compensated in accordance with the terms of the Israeli Companies Regulations (Rules Regarding Payment and Expenses for External Directors), 2000, as amended until July 31, 2021 and are since entitled to annual compensation of USD 0.03 million as well as share-based compensation.